Condensed Statement of Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
OPERATING INCOME
Total Operating Income	$ 3,896.1	[1]	$ 3,769.9	[1]	$ 3,647.7	[1]
OPERATING EXPENSES
Interest Expense	297.4		399.5		378.0
Other Operating Expenses	282.9		267.1		270.0
Total Noninterest Expense	2,878.8		2,831.2		2,497.9
Benefit for Income Taxes	(305.0)		(280.1)		(320.3)
Net Income	687.3		603.6		669.5
Net Income Applicable to Common Stock	687.3		603.6		669.5
Parent Company
OPERATING INCOME
Intercompany Interest and Other Charges	30.0		19.8		11.4
Interest and Other Income	10.6		13.3		6.9
Total Operating Income	506.8		538.2		85.5
OPERATING EXPENSES
Interest Expense	74.9		66.9		50.8
Other Operating Expenses	13.0		12.6		15.4
Total Noninterest Expense	87.9		79.5		66.2
Income before Income Taxes and Equity in Undistributed Net Income of Subsidiaries	418.9		458.7		19.3
Benefit for Income Taxes	21.1		24.8		23.0
Income before Equity in Undistributed Net Income of Subsidiaries	440.0		483.5		42.3
Equity in Undistributed Net Income of Subsidiaries	247.3		120.1		620.9
Net Income	687.3		603.6		669.5
Net Income Applicable to Common Stock	687.3		603.6		669.5
Parent Company | Banks Industry
OPERATING INCOME
Dividends from Subsidiaries	440.0		500.0
OPERATING EXPENSES
Equity in Undistributed Net Income of Subsidiaries	266.9		71.0		636.9
Parent Company | Nonbank Subsidiaries
OPERATING INCOME
Dividends from Subsidiaries	26.2		5.1		67.2
OPERATING EXPENSES
Equity in Undistributed Net Income of Subsidiaries	$ (19.6)		$ 49.1		$ (9.7)

[1]	Total revenue is comprised of net interest income and noninterest income.